Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for Xiao Mou Zhang ($)	Summary Compensation Table Total for Xi Lin ($)	Compensation Actually Paid to Xiao Mou Zhang(2) ($)	Compensation Actually Paid to Xi Lin (2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($)(4)	Adjusted EBITDA ($)(4)(5)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)
2024	2,929,720	1,621,980	296,086	1,165,566	900,014	565,861	37.94	140.34	(48,102)	42,041
2023	2,151,800	—	2,619,163	—	1,148,739	1,355,440	63.12	103.69	(2,662)	34,583
2022	2,096,400	—	1,205,945	—	836,756	521,323	47.99	89.71	235	40,133

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2024, both Xiao Mou “Peter” Zhang and Xi “Felix” Lin are PEOs. For 2023 and 2022, the Principal Executive Officer (“PEO”) was Xiao Mou “Peter” Zhang. For 2024, the non-PEO named executive officers are Carlos Rodriguez, Cindy Yao and Christine Chang. For 2023, the non-PEO named executive officers are Xi Lin, Carlos Rodriguez and Christine Chang. For 2022, the non-PEO named executive officers are Kong Hian Lee, Xi Lin, Carlos Rodriguez and Christine Chang.
Peer Group Issuers, Footnote	The Company’s peer group consists of the S&P 500 Food & Staple Retailing Index (TR).
PEO Total Compensation Amount		$ 2,151,800	$ 2,096,400
PEO Actually Paid Compensation Amount		2,619,163	1,205,945
Adjustment To PEO Compensation, Footnote	The following table details the applicable adjustments that were made to determine compensation actually paid (“CAP”).

	2024			2023		2022
	PEO Xiao Mou Zhang ($)	PEO Xi Lin ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table (SCT) Total	2,929,720	1,621,980	900,014	2,151,800	1,148,739	2,096,400	836,756
Less Stock Award Value Reported in SCT for the Covered Year	1,012,500	495,000	250,000	900,000	383,333	900,000	424,167
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	—	447,590	226,057	1,245,074	530,308	738,957	338,162
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	—	(248,756)	(50,337)	211,020	74,027	(510,647)	(172,381)
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(366,036)	(160,248)	(79,199)	29,066	(4,856)	(96,036)	(25,237)
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	1,255,098	—	180,674	117,797	9,445	122,729	31,810
Compensation Actually Paid (CAP) Total	296,086	1,165,566	565,861	2,619,163	1,355,440	1,205,945	521,323

Non-PEO NEO Average Total Compensation Amount	$ 900,014	1,148,739	836,756
Non-PEO NEO Average Compensation Actually Paid Amount	$ 565,861	1,355,440	521,323
Adjustment to Non-PEO NEO Compensation Footnote	The following table details the applicable adjustments that were made to determine compensation actually paid (“CAP”).

	2024			2023		2022
	PEO Xiao Mou Zhang ($)	PEO Xi Lin ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table (SCT) Total	2,929,720	1,621,980	900,014	2,151,800	1,148,739	2,096,400	836,756
Less Stock Award Value Reported in SCT for the Covered Year	1,012,500	495,000	250,000	900,000	383,333	900,000	424,167
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	—	447,590	226,057	1,245,074	530,308	738,957	338,162
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	—	(248,756)	(50,337)	211,020	74,027	(510,647)	(172,381)
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(366,036)	(160,248)	(79,199)	29,066	(4,856)	(96,036)	(25,237)
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	1,255,098	—	180,674	117,797	9,445	122,729	31,810
Compensation Actually Paid (CAP) Total	296,086	1,165,566	565,861	2,619,163	1,355,440	1,205,945	521,323

Compensation Actually Paid vs. Total Shareholder Return
The following graph presents the relationship between the PEO(s) and average non-PEO named executive officers’ CAP and the Company’s cumulative indexed total shareholder return (“TSR”) and cumulative TSR of the Company’s peer group for the periods indicated:

Compensation Actually Paid vs. Net Income	The following graph presents the relationship between the PEO(s) and average non-PEO named executive officers’ CAP and the Company’s net income (loss) for the periods presented:
Compensation Actually Paid vs. Company Selected Measure	The following graph presents the relationship between the PEO(s) and average non-PEO named executive officers’ CAP and the Company’s Adjusted EBITDA for the periods presented:
Total Shareholder Return Vs Peer Group
The following graph presents the relationship between the PEO(s) and average non-PEO named executive officers’ CAP and the Company’s cumulative indexed total shareholder return (“TSR”) and cumulative TSR of the Company’s peer group for the periods indicated:

Tabular List, Table

Most Important Financial Performance Measures
Net Revenue
Gross Profit
Adjusted EBITDA

Total Shareholder Return Amount	$ 37.94	63.12	47.99
Peer Group Total Shareholder Return Amount	140.34	103.69	89.71
Net Income (Loss)	$ (48,102)	$ (2,662)	$ 235
Company Selected Measure Amount	42,041	34,583	40,133
PEO Name		Xiao Mou “Peter” Zhang	Xiao Mou “Peter” Zhang
Additional 402(v) Disclosure	Values shown are in thousands.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is defined as net income (loss) before interest expense, interest income, income taxes, and depreciation and amortization, further adjusted to exclude certain unusual, non-cash, or non-recurring expenses. See Appendix for reconciliation to most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Profit
Xiao Mou Zhang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,929,720	$ 2,151,800	$ 2,096,400
PEO Actually Paid Compensation Amount	$ 296,086	2,619,163	1,205,945
PEO Name	Xiao Mou “Peter” Zhang
Xi Lin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,621,980
PEO Actually Paid Compensation Amount	$ 1,165,566
PEO Name	Xi “Felix” Lin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(900,000)	(900,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,245,074	738,957
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		211,020	(510,647)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		29,066	(96,036)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(117,797)	(122,729)
PEO | Xiao Mou Zhang [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,012,500)
PEO | Xiao Mou Zhang [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Xiao Mou Zhang [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Xiao Mou Zhang [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(366,036)
PEO | Xiao Mou Zhang [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,255,098)
PEO | Xi Lin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(495,000)
PEO | Xi Lin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	447,590
PEO | Xi Lin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,756)
PEO | Xi Lin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(160,248)
PEO | Xi Lin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(250,000)	(383,333)	(424,167)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226,057	530,308	338,162
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,337)	74,027	(172,381)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,199)	(4,856)	(25,237)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (180,674)	$ (9,445)	$ (31,810)